Net Gains or Losses on Financial Instruments at Fair Value through Profit or Loss	12 Months Ended
Dec. 31, 2022
Net Gains Or Losses On Financial Assets Liabilities At Fair Value Through Profit Or Loss [Abstract]
Net Gains or Losses on Financial Instruments at Fair Value through Profit or Loss
30. Net Gains or Losses on Financial Instruments at Fair Value through Profit or Loss
30.1 Net Gains or Losses on Financial Instruments at Fair Value through Profit or Loss
Net gains or losses on financial instruments at fair value through profit or loss include dividend income, gains or losses arising from changes in fair value, and gains or losses arising from sales and redemptions. Details of net gains or losses on financial instruments at fair value through profit or loss for the years ended December 31, 2020, 2021 and 2022, are as follows:

	2020		2021		2022
	(In millions of Korean won)
Gains on financial instruments at fair value through profit or loss
Financial assets at fair value through profit or loss:
Debt securities	￦	2,061,505	￦	1,804,112	￦	2,045,436
Equity securities		725,072		733,823		494,723

		2,786,577		2,537,935		2,540,159

Derivatives held for trading:
Interest rate		2,632,246		4,820,712		11,772,927
Currency		8,335,594		7,492,806		15,020,553
Stock or stock index		2,808,284		1,603,501		1,983,900
Credit		28,434		20,147		78,638
Commodity		18,097		21,864		33,576
Others		231,901		145,879		101,097

		14,054,556		14,104,909		28,990,691

Financial liabilities at fair value through profit or loss		28,160		72,585		114,525
Other financial instruments		689		6,753		252

		16,869,982		16,722,182		31,645,627

Losses on financial instruments at fair value through profit or loss
Financial assets at fair value through profit or loss:
Debt securities		1,040,285		1,280,960		2,733,891
Equity securities		444,554		426,431		546,036

		1,484,839		1,707,391		3,279,927

Derivatives held for trading:
Interest rate		2,687,114		4,669,893		10,747,221
Currency		8,191,456		7,422,604		15,160,772
Stock or stock index		2,558,205		1,604,027		2,482,044
Credit		19,213		14,051		68,324
Commodity		21,797		14,815		30,167
Others		253,406		175,411		323,704

		13,731,191		13,900,801		28,812,232

Financial liabilities at fair value through profit or loss		153,227		80,790		63,571
Other financial instruments		116		6,839		205

		15,369,373		15,695,821		32,155,935

Net gains(loss) on financial instruments at fair value through profit or loss	￦	1,500,609	￦	1,026,361	￦	(510,308)

30.2 Net Gains or Losses on Financial Instruments Designated at Fair Value through Profit or Loss
Net gains or losses on financial instruments designated at fair value through profit or loss include gains or losses arising from changes in fair value, and gains or losses arising from sales and redemptions. Details of net gains or losses on financial instruments designated at fair value through profit or loss for the years ended December 31, 2020, 2021 and 2022, are as follows:

	2020		2021		2022
	(In millions of Korean won)
Gains on financial instruments designated at fair value through profit or loss
Financial liabilities designated at fair value through profit or loss	￦	654,045	￦	623,929	￦	1,186,908

		654,045		623,929		1,186,908

Losses on financial instruments designated at fair value through profit or loss
Financial liabilities designated at fair value through profit or loss		1,143,288		654,986		429,243

		1,143,288		654,986		429,243

Net gains(losses) on financial instruments designated at fair value through profit or loss	￦	(489,243)	￦	(31,057)	￦	757,665